Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares Subject To Possible Redemption [Member]
Numerator
Allocation of net loss	$ (1,767,793)		$ (632,150)		$ 8,462,500	$ 5,060,575
Denominator
Weighted Average Shares Outstanding including common stock subject to redemption	4,970,919	31,921,634	12,083,753	31,921,634	31,921,634	25,840,755
Basic net (loss) income per share	$ (0.36)	$ 0.06	$ (0.05)	$ 0.19	$ 0.27	$ 0.2
Class A Ordinary Shares [Member]
Numerator
Allocation of net loss	$ (524,423)		$ (27,527)
Denominator
Weighted Average Shares Outstanding including common stock subject to redemption	1,474,641		526,181
Basic net (loss) income per share	$ (0.36)		$ (0.05)
Class B Ordinary Shares [Member]
Numerator
Allocation of net loss	$ (2,313,627)		$ (389,961)		$ 2,115,625	$ 1,533,442
Denominator
Weighted Average Shares Outstanding including common stock subject to redemption	6,505,768	7,980,409	7,454,228	7,980,409	7,980,409	7,830,197
Basic net (loss) income per share	$ (0.36)	$ 0.06	$ (0.05)	$ 0.19	$ 0.27	$ 0.2